Leases (Details 4) - Leases [Member] ¥ in Thousands	Jun. 30, 2020 CNY (¥)
2021	¥ 8,303
2022	8,102
2023	6,263
2024	1,039
2025	66
Thereafter
Total remaining undiscounted lease payments	23,773
Less: Interest	1,663
Total present value of lease liabilities	22,110
Less: Current operating lease liabilities	7,401
Non-current operating lease liabilities	¥ 14,709